Label	Element	Value
Global X Funds | Global X Dorsey Wright Thematic ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GLOBAL X FUNDS
(THE “TRUST”)

Global X Thematic Growth ETF (GXTG)
Global X Telemedicine & Digital Health ETF (EDOC)

SUPPLEMENT DATED JANUARY 27, 2025
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 1, 2024 FOR THE ABOVE SERIES OF THE TRUST (EACH, A “FUND”), AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in each Fund’s Summary Prospectus, Statutory Prospectus and/or SAI, as applicable.

As of April 1, 2025, the following changes will occur, subject to further updates:

1. Each Fund’s name and ticker will be replaced with the new name and ticker as set forth in the table below.

Current Fund Name	New Fund Name as of April 1, 2025
Global X Thematic Growth ETF (GXTG)	Global X Dorsey Wright Thematic ETF (GXDW)
Global X Telemedicine & Digital Health ETF (EDOC)	Global X HealthTech ETF (HEAL)

2. With respect to the Global X Thematic Growth ETF:

a.Underlying Index and Index Provider Change. Nasdaq, Inc. will become the index provider (“Index Provider”) of the new underlying index (“Underlying Index”) of the Fund. The Nasdaq Dorsey Wright Thematic RotationTM Index will replace the Solactive Thematic Growth Index as the Fund’s new Underlying Index.

b.Investment Objective Change. The investment objective of the Fund will be to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Underlying Index.

c.Principal Investment Strategy Change. The principal investment strategy of the Fund will be to seek to invest at least 80% of its total assets in the securities of the Underlying Index.

d.Description of New Underlying Index. The Underlying Index seeks to provide broad exposure to thematic strategies using a portfolio of exchange-traded funds (“ETFs”) issued by Global X Funds® that target a specific theme or that has a significant overweight toward a particular theme (each, an “Underlying ETF”), as determined by the Index Provider. The Underlying Index allocates equal index weights among the five highest-ranked Underlying ETFs within the Nasdaq Dorsey Wright Relative Strength Matrix, a proprietary, momentum-based quantitative methodology developed by Nasdaq, Inc., the provider of the Underlying Index “Relative strength” measures a security's performance relative to that of other securities, benchmarks or broad market indexes. When determining relative strength, the Index Provider takes into account a variety of data to track historical performance patterns of the Underlying ETFs’ securities prices over various time periods. The Underlying Index measures the relative strength of each Underlying ETF compared to other Underlying ETFs. The Underlying Index is evaluated on a monthly basis, using the Nasdaq Dorsey Wright Relative Strength Matrix data as of the close of the last trading day of the month, to determine the five highest-ranked Underlying ETFs on a monthly basis. If an addition or deletion is made to the Underlying Index, the Underlying Index is rebalanced so that the components are equally weighted.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Nasdaq, Inc. will become the index provider (“Index Provider”) of the new underlying index (“Underlying Index”) of the Fund. The Nasdaq Dorsey Wright Thematic RotationTM Index will replace the Solactive Thematic Growth Index as the Fund’s new Underlying Index.
Supplement Closing [Text Block]	ck0001432353_SupplementClosing	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Global X Funds | Global X HealthTech ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GLOBAL X FUNDS
(THE “TRUST”)

Global X Thematic Growth ETF (GXTG)
Global X Telemedicine & Digital Health ETF (EDOC)

SUPPLEMENT DATED JANUARY 27, 2025
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 1, 2024 FOR THE ABOVE SERIES OF THE TRUST (EACH, A “FUND”), AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in each Fund’s Summary Prospectus, Statutory Prospectus and/or SAI, as applicable.

As of April 1, 2025, the following changes will occur, subject to further updates:

1. Each Fund’s name and ticker will be replaced with the new name and ticker as set forth in the table below.

Current Fund Name	New Fund Name as of April 1, 2025
Global X Thematic Growth ETF (GXTG)	Global X Dorsey Wright Thematic ETF (GXDW)
Global X Telemedicine & Digital Health ETF (EDOC)	Global X HealthTech ETF (HEAL)
3. With respect to the Global X Telemedicine & Digital Health ETF:

a.Underlying Index, Index Provider and Index Administrator Change. Global X Management Company LLC, an affiliate of the Fund and the Fund’s investment adviser, will become the index provider (“Index Provider”) of the new underlying index (“Underlying Index”) of the Fund. The new Underlying Index will be administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (“Index Administrator”), an affiliate of the new Index Provider. The Global X HealthTech Index will replace the Solactive Telemedicine & Digital Health Index as the Fund’s Underlying Index.
b.Investment Objective Change. The investment objective of the Fund will be to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Underlying Index.

c.Principal Investment Strategy Change. The principal investment strategy of the Fund will be to invest at least 80% if its total assets, plus borrowings for investment purposes (if any), in the securities of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the securities in the Underlying Index.
d.Description of New Underlying Index. The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from further advances in the field of healthcare technology and the applications thereof, as determined by the Index Administrator (collectively, “HealthTech Companies”). In order to be eligible for inclusion in the Underlying Index, a company is considered by the Index Administrator to be a HealthTech Company if it derives at least 50% of its revenue from one or more of the following business activities: (i) Healthcare Analytics and Software Solutions, (ii) Smart Medical Devices, (iii) Artificial Intelligence-Enabled Drug Discovery, and/or (iv) Tech-Enabled Consumer Healthcare.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Global X Management Company LLC, an affiliate of the Fund and the Fund’s investment adviser, will become the index provider (“Index Provider”) of the new underlying index (“Underlying Index”) of the Fund. The new Underlying Index will be administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (“Index Administrator”), an affiliate of the new Index Provider. The Global X HealthTech Index will replace the Solactive Telemedicine & Digital Health Index as the Fund’s Underlying Index.
Supplement Closing [Text Block]	ck0001432353_SupplementClosing	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE